Shareholders' Equity, Capital Ratios and Other Regulatory Matters	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Shareholders' Equity, Capital Ratios and Other Regulatory Matters
SHAREHOLDERS' EQUITY, CAPITAL RATIOS AND OTHER REGULATORY MATTERS
Preferred Stock
The following table presents a summary of the Company's non-cumulative perpetual preferred stock at December 31:

					2018	2017
	Issuance Date	Earliest Redemption Date	Annual Dividend Rate	Liquidation Amount	Carrying Amount	Carrying Amount
(Dollars in thousands)
Series B Preferred Stock	8/5/2015	8/1/2025	6.625%	$80,000	$76,812	$76,812
Series C Preferred Stock	5/9/2016	5/1/2026	6.600%	57,500	55,285	55,285
				$137,500	$132,097	$132,097

Dividends will accrue and be payable on the Series B Preferred Stock, if declared by the Company's Board of Directors, and will be paid semi-annually, in arrears, at an annual rate equal to 6.625% for each period from the issuance date up to and including August 1, 2025 and will be paid quarterly, in arrears, at an annual rate equal to three-month LIBOR plus 4.262% for each period after August 1, 2025. The Company may redeem the Series B Preferred Stock at its option, subject to regulatory approval, as described in the Company’s Registration Statement on Form 8-A, filed with the Securities and Exchange Commission on August 5, 2015.
Dividends will accrue and be payable on the Series C Preferred Stock, if declared by the Company's Board of Directors, and will be paid quarterly, in arrears, at an annual rate equal to (i) 6.600% for each period from the issuance date to May 1, 2026 and (ii) three-month LIBOR plus 4.920% for each period on or after May 1, 2026. The Company may redeem the Series C Preferred Stock at its option, subject to regulatory approval, as described in the Company’s Registration Statement on Form 8-A, filed with the Securities and Exchange Commission on May 9, 2016.
Common Stock
During the second quarter of 2018, the Company's Board of Directors authorized the repurchase of up to 1,137,500 shares of IBERIABANK Corporation's outstanding common stock, which was completed on November 5, 2018. On November 5, 2018, the Board of Directors authorized a new repurchase plan of up to 2,765,000 shares of the Company's common stock. Stock repurchases under this program will be made from time to time, on the open market or in privately negotiated transactions. The timing of these repurchases will depend on market conditions and other requirements. The share repurchase program does not obligate the Company to repurchase any dollar amount or number of shares, and expires during the fourth quarter of 2020. The program may be extended, modified, suspended, or discontinued at any time. During 2018, the Company repurchased 1,972,500 common shares, at a weighted average price of $75.46 per common share, of which 1,472,500 were repurchased under previously completed plans. At December 31, 2018, there were approximately 2,265,000 remaining shares that may be repurchased under the current Board-approved plan. Subsequent to year-end and through February 21, 2019, the Company repurchased 226,921 common shares for approximately $17.5 million. The Company did not repurchase any common shares during 2017.
On March 23, 2018, as part of the Gibraltar acquisition, the Company issued 2,787,773 shares of common stock. The aggregate value of the acquisition consideration paid by the Company at the time of closing was approximately $214.7 million based on the Company's closing common stock price of $77.00 per share on March 23, 2018. Gibraltar common shareholders received 1.9749 shares of IBERIABANK Corporation common stock for each outstanding share of Gibraltar common stock. Refer to Note 3, Acquisition Activity, for further detail regarding the Gibraltar acquisition.
On December 7, 2016, the Company issued 3,593,750 shares of its common stock at a price of $81.50 per common share. On March 7, 2017, the Company issued 6,100,000 shares of its common stock at a price of $83.00 per common share. Net proceeds from the offerings, after deduction of underwriting discounts, commissions, and direct issuance costs, were $279.2 million and $485.2 million, respectively. The proceeds from these issuances were used to finance the cash portion of the purchase price for the acquisition of Sabadell United. The acquisition, which closed on July 31, 2017, provided for Banco de Sabadell, S.A. to receive 2,610,304 shares of the Company's common stock ($211.0 million based on the Company's closing stock price of $80.85 on that date) and $809.2 million in cash from the two stock issuances. Banco de Sabadell, S.A. sold the 2.6 million shares received as part of acquisition proceeds early in the fourth quarter of 2017. Refer to Note 3, Acquisition Activity, for further detail regarding the Sabadell United acquisition.
Regulatory Capital
The Company and IBERIABANK are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy regulations and the regulatory framework for prompt corrective action, the Company and IBERIABANK, as applicable, must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.
Management believes that, as of December 31, 2018, the Company and IBERIABANK met all capital adequacy requirements to which they are subject.
As of December 31, 2018, the most recent notification from the FRB categorized IBERIABANK as well-capitalized under the regulatory framework for prompt corrective action (the prompt corrective action requirements are not applicable to the Company). To be categorized as well-capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since the notification that management believes have changed that categorization. The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31 are presented in the following table.

(Dollars in thousands)	2018
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$1,168,343	4.00%	N/A	N/A	$2,812,863	9.63%
IBERIABANK	1,165,537	4.00	$1,456,921	5.00	2,733,099	9.38
Common Equity Tier 1 (CET1) (1)
Consolidated	$1,125,405	4.50%	N/A	N/A	$2,680,766	10.72%
IBERIABANK	1,122,712	4.50	$1,621,695	6.50	2,733,099	10.95
Tier 1 Risk-Based Capital (1)
Consolidated	$1,500,540	6.00%	N/A	N/A	$2,812,863	11.25%
IBERIABANK	1,496,949	6.00	$1,995,932	8.00	2,733,099	10.95
Total Risk-Based Capital (1)
Consolidated	$2,000,720	8.00%	N/A	N/A	$3,084,764	12.33%
IBERIABANK	1,995,932	8.00	$2,494,915	10.00	2,888,500	11.58

	2017
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$1,073,381	4.00%	N/A	N/A	$2,509,496	9.35%
IBERIABANK	1,070,789	4.00	$1,338,487	5.00	2,437,275	9.10
Common Equity Tier 1 (CET1) (1)
Consolidated	$1,011,732	4.50%	N/A	N/A	$2,377,398	10.57%
IBERIABANK	1,009,553	4.50	$1,458,243	6.50	2,437,275	10.86
Tier 1 Risk-Based Capital (1)
Consolidated	$1,348,977	6.00%	N/A	N/A	$2,509,496	11.16%
IBERIABANK	1,346,070	6.00	$1,794,760	8.00	2,437,275	10.86
Total Risk-Based Capital (1)
Consolidated	$1,798,635	8.00%	N/A	N/A	$2,780,095	12.37%
IBERIABANK	1,794,760	8.00	$2,243,450	10.00	2,591,374	11.55

(1) Minimum capital ratios are subject to a capital conservation buffer. In order to avoid limitations on distributions, including dividend payments, and certain discretionary bonus payments to executive officers, an institution must hold a capital conservation buffer above its minimum risk-based capital requirements. This capital conservation buffer is calculated as the lowest of the differences between the actual CET1 ratio, Tier 1 Risk-Based Capital Ratio, and Total Risk-Based Capital ratio and the corresponding minimum ratios. At December 31, 2018, the required minimum capital conservation buffer was 1.875%, and will increase by 0.625% and be fully phased in on January 1, 2019 at 2.50%. At December 31, 2018, the capital conservation buffers of the Company and IBERIABANK were 4.33% and 3.58%, respectively.

Restrictions on Dividends, Loans and Advances
IBERIABANK is restricted under applicable laws in the payment of dividends to an amount equal to current year earnings plus undistributed earnings for the immediately preceding year, unless prior permission is received from the Commissioner of Financial Institutions for the State of Louisiana. Dividends payable by IBERIABANK in 2019 without permission are limited to 2019 earnings plus an additional $130.0 million.
Funds available for loans or advances by IBERIABANK to the Parent amounted to $288.9 million. In addition, any dividends that may be paid by IBERIABANK to the Parent would be restricted if IBERIABANK did not comply with the above-described capital conservation buffer requirements and would be prohibited if the effect thereof would cause IBERIABANK’s capital to be reduced below applicable minimum capital requirements.
During any deferral period under the Company’s junior subordinated debt, the Company would be prohibited from declaring and paying dividends to preferred and common shareholders. See Note 13 to the consolidated financial statements for additional information.
In addition, so long as any shares of Series B Preferred Stock or Series C Preferred Stock remain outstanding, the Company is prohibited from paying dividends on common stock if the required payments on the Series B Preferred Stock and Series C Preferred Stock have not been made.